Share-based payments - Valuations of share-based payments (Details)	12 Months Ended	19 Months Ended	66 Months Ended	99 Months Ended
	Dec. 31, 2020 USD ($) Options $ / shares	Dec. 31, 2020 USD ($) Options	Dec. 31, 2020 USD ($) Options	Dec. 31, 2020 USD ($) Options
Valuations of share-based payments
Number of options/ RSUs	700,000
Minimum
Valuations of share-based payments
Forfeiture rate used in valuation models granted	0.00%
Maximum
Valuations of share-based payments
Forfeiture rate used in valuation models granted	12.00%
2012 Employee Stock Option Plan (ESOP)
Valuations of share-based payments
Number of options/ RSUs				4,128,521
Weighted average share price | $ / shares	$ 28.10
Weighted average fair value per option | $	$ 7.14	$ 7.14	$ 7.14	$ 7.14
2012 Employee Stock Option Plan (ESOP) | Minimum
Valuations of share-based payments
Dividend yield, percentage	0.00%
Volatility, percentage	28.00%
Risk-free interest rate, percentage	0.29%
Expected term, years	2 years
2012 Employee Stock Option Plan (ESOP) | Maximum
Valuations of share-based payments
Dividend yield, percentage	5.03%
Volatility, percentage	49.85%
Risk-free interest rate, percentage	3.85%
Expected term, years	4 years
2015 Restricted Stock Unit Plan (RSU)
Valuations of share-based payments
Number of options/ RSUs			2,035,808
Weighted average share price | $ / shares	$ 15.26
Weighted average fair value per option | $	$ 14.56	$ 14.56	$ 14.56	14.56
2015 Restricted Stock Unit Plan (RSU) | Minimum
Valuations of share-based payments
Dividend yield, percentage	0.00%
Volatility, percentage	40.65%
Risk-free interest rate, percentage	2.89%
Expected term, years	0 years
2015 Restricted Stock Unit Plan (RSU) | Maximum
Valuations of share-based payments
Dividend yield, percentage	5.70%
Volatility, percentage	64.02%
Risk-free interest rate, percentage	4.34%
Expected term, years	2 years
2019 Employee Stock Option Plan (ESOP)
Valuations of share-based payments
Number of options/ RSUs	700,000	1,980,000
Weighted average share price | $ / shares	$ 18.45
Weighted average fair value per option | $	$ 5.57	$ 5.57	$ 5.57	$ 5.57
2019 Employee Stock Option Plan (ESOP) | Minimum
Valuations of share-based payments
Dividend yield, percentage	2.73%
Volatility, percentage	41.12%
Risk-free interest rate, percentage	0.24%
Expected term, years	0 years
2019 Employee Stock Option Plan (ESOP) | Maximum
Valuations of share-based payments
Dividend yield, percentage	8.76%
Volatility, percentage	65.47%
Risk-free interest rate, percentage	1.94%
Expected term, years	4 years